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GENERAL INFORMATION AND 24-HOUR YIELD AND BALANCE INFORMATION
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This literature is not authorized for distribution to prospective investors unless preceded or accompanied by an appropriate current prospectus.

Distributor--Resrv Partners, Inc.

RTET/SEMI-ANNUAL 11/00

                                     [LOGO]

                                 SEMI-ANNUAL REPORT

      NEW YORK TAX-EXEMPT FUND
      CALIFORNIA II TAX-EXEMPT FUND
      CONNECTICUT TAX-EXEMPT FUND
      FLORIDA TAX-EXEMPT FUND
      MASSACHUSETTS TAX-EXEMPT FUND
      MICHIGAN TAX-EXEMPT FUND
      NEW JERSEY TAX-EXEMPT FUND
      OHIO TAX-EXEMPT FUND
      PENNSYLVANIA TAX-EXEMPT FUND
      VIRGINIA TAX-EXEMPT FUND

                                 NOVEMBER 30, 2000

          RESERVE NEW YORK TAX-EXEMPT TRUST--NEW YORK TAX-EXEMPT FUND
             STATEMENT OF NET ASSETS--NOVEMBER 30, 2000 (UNAUDITED)

 PRINCIPAL                                                                   VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS--99.0%                                 (NOTE 1)
 ---------   -----------------------------                                 --------
$2,000,000   Amherst NY BAN 5.00%, 7/25/01...........................  $       2,008,043
 2,305,000   Bleecker HDC Terrace Apt., Project S85, 4.15%, 7/1/15
             (a).....................................................          2,305,000
 1,292,727   Burnt Hills-Ballston Lake NY School District Bd. BAN
             Series A, 5.00%, 7/12/01................................          1,297,110
 1,300,000   City of Yonkers IDR, 3.95%, 7/1/19 (a)..................          1,300,000
 4,400,000   City of Yonkers IDR, 3.95%, 7/1/21 (a)..................          4,400,000
 2,449,806   East Hampton NY BAN, 4.50%, 2/7/01......................          2,450,552
 5,600,000   Fayetteville-Manlius NY School District TAN, 5.00%,
             6/21/01.................................................          5,612,428
 3,000,000   Franklin County NY Trudeau Institute IDR, 4.45%, 12/1/20
             (a).....................................................          3,000,000
 1,430,000   Great Neck North Water Authority, WSR, 4.00%, 1/1/20
             (a).....................................................          1,430,000
 3,100,000   Guilderland NY N. Eastern Industrial Park IDR, 4.00%,
             12/1/08 (a).............................................          3,100,000
 2,000,000   Hempstead NY IDR, 12/1/10, 4.10% (a)....................          2,000,000
 3,500,000   Jefferson County IDA for Watertown Carthage Project,
             4.35%, 12/1/12 (a)......................................          3,500,000
 5,000,000   Long Island Power Authority, NY Electric System, Series
             4, 4.25%, 12/6/00 (b)...................................          5,000,000
 5,000,000   Long Island Power Authority, NY, Electric Systems,
             Series 7, 3.80%, 4/1/25 (a).............................          5,000,000
 8,000,000   Long Island Power Authority, NY, Electric Systems,
             4.00%, 5/1/33 (a).......................................          8,000,000
 4,000,000   Metropolitan Transit Authority GO, 4.10%, 12/7/00 (b)...          4,000,000
 5,200,000   Metropolitan Transit Authority GO, 4.30%, 2/9/01 (b)....          5,200,000
 3,000,000   New York TAN Series A, 4.22%, 4/12/01...................          3,008,354
 2,100,000   New York City Cultural Resources for the Jewish Museum,
             3.95%, 12/1/21 (a)......................................          2,100,000
 2,250,000   New York City, Series A7, 4.25%, 8/1/20 (a).............          2,250,000
   500,000   New York City, Series A5, 4.15%, 8/1/15 (a).............            500,000
 1,450,000   New York City, Series B1, 3.95%, 8/15/24 (a)............          1,450,000
 4,000,000   New York City, Series B9, 4.00%, 8/15/23 (a)............          4,000,000
   900,000   New York City, Series D, 4.00%, 2/1/20 (a)..............            900,000
 2,800,000   New York City, Series D, 4.00%, 2/1/21 (a)..............          2,800,000
 6,100,000   New York City, Series D, 4.15%, 2/1/22 (a)..............          6,100,000
 1,600,000   New York City, Series E4, 4.25%, 8/1/21 (a).............          1,600,000
 2,200,000   New York City, Series E4, 4.25%, 8/1/22 (a).............          2,200,000
 1,000,000   New York City, Series E5, 4.25%, 8/1/09 (a).............          1,000,000
   500,000   New York City, Series E5, 4.25%, 8/1/15 (a).............            500,000
   700,000   New York City, Series E5, 4.25%, 8/1/17 (a).............            700,000
   500,000   New York City, Series E5, 4.25%, 8/1/19 (a).............            500,000
 1,300,000   New York City, Series E6, 4.25%, 8/1/19 (a).............          1,300,000
 4,000,000   New York City, Series F5, 3.95%, 2/15/16 (a)............          4,000,000
 2,250,000   New York City Health & Hospital Corp., Series A, 3.85%,
             2/15/26 (a).............................................          2,250,000
 9,075,000   New York City Health & Hospital Corp., Series C, 3.90%,
             2/15/26 (a).............................................          9,075,000
 4,490,000   New York City Health & Hospital Corp., Series E, 3.74%,
             2/15/26 (a).............................................          4,490,000
 1,700,000   New York City Health & Hospital Corp., Series F, 3.73%,
             2/15/26 (a).............................................          1,700,000
 5,000,000   New York City HDC for Upper Fifth Avenue Project, 4.10%,
             1/1/16 (a)..............................................          5,000,000
 5,900,000   New York City HDC MFHR for James Tower, 3.95%, 7/1/05
             (a).....................................................          5,900,000
   761,000   New York City IDA American Civil Liberties, 4.00%,
             6/1/12..................................................            761,000
 4,900,000   New York City IDA Childrens Oncology Society, 3.95%,
             5/1/21 (a)..............................................          4,900,000
 1,500,000   New York City IDA for Stroheim & Romann Inc. Project,
             3.95%, 12/1/15 (a)......................................          1,500,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

          RESERVE NEW YORK TAX-EXEMPT TRUST--NEW YORK TAX-EXEMPT FUND STATEMENT OF NET ASSETS--NOVEMBER 30, 2000 (UNAUDITED) (CONTINUED)

PRINCIPAL                                                                   VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS (CONTINUED)                            (NOTE 1)
---------    ----------------------------------                            --------
$1,100,000   New York State Dormitory Authority for Oxford University
             Press, 3.90%, 7/1/25 (a)................................  $       1,100,000
 8,055,000   New York State Dormitory Authority for Public Library,
             3.80%, 7/1/28 (a).......................................          8,055,000
 1,700,000   New York State Energy Research & Development Authority,
             4.00%, 6/1/29 (a).......................................          1,700,000
 1,000,000   New York State Environmental, 4.30%, 11/30/18 (b).......          1,000,000
 1,000,000   New York State HFA for Related Liberty View, Series A,
             3.80%, 11/15/19 (a).....................................          1,000,000
 5,435,000   New York State HFA Service Contract Rev. Bonds, Series
             A, 3.90%, 3/15/27 (a)...................................          5,435,000
 1,885,000   New York State Local Government Assistance Corp., Series
             A, 3.90%, 4/1/22 (a)....................................          1,885,000
 2,000,000   New York State Local Government Assistance Corp., Series
             B, 3.80%, 4/1/23 (a)....................................          2,000,000
 3,000,000   New York State Local Government Assistance Corp., Series
             C, 3.42%, 4/1/10 (a)....................................          3,086,075
 4,580,000   New York State Local Government Assistance Corp., Series
             E, 3.85%, 4/1/25 (a)....................................          4,580,000
 4,100,000   New York State Local Government Assistance Corp., Series
             F, 3.75%, 4/1/25 (a)....................................          4,100,000
 4,000,000   New York State Local Government Assistance Corp., Series
             G, 3.90%, 4/1/25 (a)....................................          4,000,000
 1,770,000   Niagara-Wheatfield School District BAN, 5.00%,
             6/28/01.................................................          1,774,848
 1,150,000   North Syracuse School District RAN, 4.75%, 6/29/01......          1,151,584
 4,200,000   Onondaga County IDR for Edgecomb Metals Project, 4.20%,
             11/1/09 (a).............................................          4,200,000
 2,000,000   Onondaga County IDR for McLane Co. Project, 4.65%,
             11/1/04 (a).............................................          2,000,000
 1,800,000   Pearl River UFSD TAN, 4.875%, 6/28/01...................          1,804,382
 4,600,000   Plattsburgh School District BAN, 4.60%, 8/15/01.........          4,607,854
 1,175,000   Red Hook School District, 5.00%, 6/15/01 (b)............          1,179,260
 5,000,000   Rochester BAN, 4.75%, 3/7/01............................          5,006,804
 3,000,000   Sayville School District TAN, 5.00%, 6/29/01............          3,011,593
 1,410,000   Seneca County IDA for New York Chiropractic College,
             4.00%, 11/1/27 (a)......................................          1,410,000
 1,402,174   South Colonie School District BAN, 4.40%, 9/21/01.......          1,405,958
 7,500,000   Suffolk County IDR for Jeffersons Ferry, 4.05%, 11/1/09
             (a).....................................................          7,500,000
 4,550,000   Syracuse IDA for General Accident Insurance, 4.85%,
             12/1/03 (b).............................................          4,550,000
 1,800,000   Triborough Bridge & Tunnel Authority prefunded 1/1/01 @
             100 (b).................................................          1,800,000
 2,945,000   Triborough Bridge & Tunnel Authority prefunded 1/1/01 @
             102 (b).................................................          3,010,201
 7,000,000   Triborough Bridge & Tunnel Authority, Series C, 3.80%,
             1/1/13 (a)..............................................          7,000,000
 5,267,489   Vestal School District BAN, 5.00%, 6/22/01..............          5,278,123
 2,000,000   Westchester County IDR for Hebrew Hospital, 4.00%,
             7/1/03 (a)..............................................          2,000,000
 1,335,000   Yates IDR Keuka College, 4.00%, 9/1/20 (a)..............          1,335,000
 2,000,000   Yorktown School District TAN, 5.00%, 6/29/01............          2,005,937
                                                                       -----------------

                 TOTAL INVESTMENTS (COST $230,060,106)...............      99.0%       230,060,106
                 OTHER ASSETS, LESS LIABILITIES......................       1.0          2,338,788
                                                                       --------  -----------------
                 NET ASSETS..........................................     100.0% $     232,398,894
                                                                       ========  =================
                 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE BASED
                 ON 232,398,894 SHARES OF BENEFICIAL INTEREST,
                 $.001 PAR VALUE OUTSTANDING...................................              $1.00
                                                                                 =================

                       SEE NOTES TO FINANCIAL STATEMENTS.

            RESERVE TAX-EXEMPT TRUST--CALIFORNIA II TAX-EXEMPT FUND
             STATEMENT OF NET ASSETS--NOVEMBER 30, 2000 (UNAUDITED)

PRINCIPAL                                                                   VALUE
  AMOUNT    TAX-EXEMPT OBLIGATIONS--97.8%                                 (NOTE 1)
---------   -----------------------------                                 --------
$4,250,000  ABAG HFA for Episcopal Homes Foundation, 3.95%, 2/1/25
            (a).....................................................  $       4,250,000
 2,635,000  Airport of City of San Francicso, 3.90%, 3/15/01 (b)....          2,635,000
 1,000,000  Anaheim UFSD for Facilities Building Funding, 3.70%,
            9/1/13 (a)..............................................          1,000,000
   670,000  California COP for House Ear Instit., 4.15%, 12/1/18
            (a).....................................................            670,000
 1,500,000  California EDA for Kqed Inc. Project, 3.80%, 4/1/20
            (a).....................................................          1,500,000
 1,385,000  California HFA for Sutter Health GO, 5.00%, 8/15/01
            (b).....................................................          1,396,656
   630,000  California HFA for Multiple Family, Ser 93 3.55%,
            7/15/13 (a).............................................            630,000
 3,000,000  California HFA for Adventist Health System, 3.95%,
            8/1/21(a)...............................................          3,000,000
 1,600,000  California PCR for Pacific Gas & Electric, 4.05%,
            11/1/26 (a).............................................          1,600,000
 1,000,000  California School Cash Reserve Program Authority, 5.25%,
            7/3/01..................................................          1,005,506
 4,600,000  California School COP for Capital Improvements Series B,
            3.85%, 7/1/24 (a).......................................          4,600,000
 4,705,000  California School COP for Capital Improvements Series C,
            3.85%, 7/1/22 (a).......................................          4,705,000
 1,000,000  Carlsbad School District COP for School Facility Bridge
            Funding, 3.70%, 9/1/14 (a)..............................          1,000,000
 2,000,000  Chula Vista for Home Depot Inc., 3.95%, 12/1/10 (a).....          2,000,000
 2,000,000  Chula Vista MHR for Terra Nov Assoc. Series A, 3.60%,
            3/1/05 (a)..............................................          2,000,000
 2,000,000  Elsinore Valley, COP for Water District Series A, 3.60%,
            7/1/29 (a)..............................................          2,000,000
 1,000,000  Fremont COP for Family Resource Center, 3.95%, 8/1/28
            (a).....................................................          1,000,000
 3,500,000  Hayward MHR for Shorewood, Bay Waterford Inc., 3.70%,
            8/1/14 (a)..............................................          3,500,000
 1,700,000  Irvine Improvement Bond Act 1915, 4.00%, 9/2/25 (a).....          1,700,000
   500,000  Irvine Ranch Water District, 4.10%, 10/1/10 (a).........            500,000
 1,900,000  Irvine Ranch Water District, 3.80%, 6/1/15 (a)..........          1,900,000
   700,000  Irvine Ranch Water District, 4.10%, 8/1/16 (a)..........            700,000
 1,200,000  Irvine Ranch Water District, 4.10%, 4/1/33 (a)..........          1,200,000
 1,500,000  Kern County COP, Series A, 3.60%, 8/1/06 (a)............          1,500,000
 2,000,000  Kern Board of Education TRAN, 5.00%, 7/3/01.............          2,008,206
 1,500,000  Los Altos School District TRAN, 4.75%, 7/5/01...........          1,504,682
 1,500,000  Los Angeles Community Redevelopment Agency for Baldwin
            Hills Public Parking, 3.70%, 12/1/14 (a)................          1,500,000
 1,900,000  Los Angeles MHR for Malibu Meadows, 3.70%, 4/15/28
            (a).....................................................          1,900,000
 3,000,000  Los Angeles Metropolitan Transit Authority, 3.70%,
            7/1/20 (a)..............................................          3,000,000
 1,500,000  Los Angeles TRANS, 5.00%, 6/29/01.......................          1,507,216
 1,600,000  Los Angeles Tax Revenue Series A GO, 6.90%, prefunded,
            7/1/01 @ 102 (b)........................................          1,660,103
   700,000  MSR Public Power Agency for San Juan, 4.04%, 7/1/01
            (b).....................................................            704,913
 2,110,000  Modesto COP Series A, 4.25%, 7/1/01.....................          2,113,995
 2,000,000  Mountain View School District TRAN, 5.00%, 7/5/01.......          2,008,165
 2,000,000  Northern California Transmission, Series B, 3.50%,
            12/6/00 (b).............................................          2,000,000
 3,800,000  Oakland COP for Capital Equipment, 3.75%, 12/1/15 (a)...          3,800,000
 1,535,000  Oakland Redevelopment Agency for Central District,
            5.40%, 2/1/01 (b).......................................          1,539,400
 2,000,000  Orange County Sanitation District, 3.70%, 12/1/06 (a)...          2,000,000
 2,000,000  Orange County DFA Series A, 3.60%, 8/1/13 (a)...........          2,000,000
 1,200,000  Orange County HDC for Village Niguel Issue AA, 3.85%,
            12/1/08 (a).............................................          1,200,000
 1,200,000  Orange County HDC for Pointe Niguel Project C, 3.55%,
            11/1/22 (a).............................................          1,200,000
 1,300,000  Orange County Improvement Bond Act 1915, 4.05%, 8/1/17
            (a).....................................................          1,300,000
   870,000  Pasadena School District Series B, 6.00%, 7/1/01 (b)....            879,058

                       SEE NOTES TO FINANCIAL STATEMENTS.

            RESERVE TAX-EXEMPT TRUST--CALIFORNIA II TAX-EXEMPT FUND STATEMENT OF NET ASSETS--NOVEMBER 30, 2000 (UNAUDITED) (CONTINUED)

PRINCIPAL                                                                   VALUE
  AMOUNT    TAX-EXEMPT OBLIGATIONS (CONTINUED)                            (NOTE 1)
---------   ----------------------------------                            --------
$  300,000  Puerto Rico Government Development, 3.85%, 12/1/15
            (a).....................................................  $         300,000
   500,000  Puerto Rico Electric Power Authority, 6.60%, 7/1/01
            (b).....................................................            507,824
   700,000  Puerto Rico Series B, 5.50%, 7/1/22 (a).................            700,000
   700,000  Riverside County Housing Authority MHR for Tyler Springs
            Apartments, Class C, 3.70%, 1/15/27 (a).................            700,000
 3,000,000  Sacramento County Sanitation District Regional C, 3.60%,
            12/1/30 (a).............................................          3,000,000
 3,000,000  San Francisco Bay Area Rapid Transit, 3.65%, 2/13/01
            (b).....................................................          3,000,000
 4,000,000  San Francisco Bay Area Rapid Transit COP, 3.70%, 2/8/01
            (b).....................................................          4,000,000
 1,000,000  San Francisco Bay Area Transit, 3.65%, 12/5/00 (b)......          1,000,000
 1,000,000  San Francisco Bay Area Transit, 3.85%, 3/7/01 (b).......          1,000,000
 2,700,000  San Francisco City and County Redevelopment for MHR,
            3.65%, 12/1/17 (a)......................................          2,700,000
 2,500,000  San Francisco MHR for Bayside Village, Series D, 4.00%,
            12/1/05 (a).............................................          2,500,000
 3,300,000  San Jose International Airport, 3.65%, 12/13/00 (b).....          3,300,000
 2,685,000  San Jose Redevelopment Agency, Tax Allocation Merged
            Area, 3.75%, 8/1/01 (b).................................          2,702,864
 2,000,000  Southeast Resource Recovery Facilities Authority, Series
            A, 3.85%, 12/1/18 (a)...................................          2,000,000
 1,500,000  Southern California Public Power Authority, Class A,
            4.625%, 7/1/01..........................................          1,502,940
 1,200,000  Southern California Public Power Authority, Class A,
            3.60%, 7/1/23 (a).......................................          1,200,000
 1,400,000  Stanislaus Waste Facility Revenue Certificates, 3.90%,
            1/1/10 (a)..............................................          1,400,000
 1,000,000  Upland MHR for Northwoods, 3.80%, 2/15/30 (a)...........          1,000,000
   995,000  Vallejo City School District Capital Improvement
            Financing Series E 3.85%, 7/1/25 (a)....................            995,000
 1,700,000  Ventura County Public Finance Authority, 3.95%, 2/6/01
            (b).....................................................          1,700,000
   400,000  Watereuse Finance Authority, 3.90%, 5/1/28 (a)..........            400,000
                                                                      -----------------

                 TOTAL INVESTMENTS (COST $115,426,528)...............      97.8%       115,426,528
                 OTHER ASSETS, LESS LIABILITIES......................       2.2          2,624,197
                                                                       --------  -----------------
                 NET ASSETS..........................................     100.0% $     118,050,725
                                                                       ========  =================
                 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE,
                 BASED ON 118,050,725 SHARES OF BENEFICIAL INTEREST,
                 $.001 PAR VALUE OUTSTANDING...................................              $1.00
                                                                                 =================

                       SEE NOTES TO FINANCIAL STATEMENTS.

             RESERVE TAX-EXEMPT TRUST--CONNECTICUT TAX-EXEMPT FUND STATEMENT OF NET ASSETS--NOVEMBER 30, 2000 (UNAUDITED)

 PRINCIPAL                                                                  VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS--89.1%                                 (NOTE 1)
 ---------   -----------------------------                                 --------
$1,000,000   Avon BAN, 4.50%, 7/18/01................................  $      1,001,925
 1,680,000   Connecticut Series B, 4.00%, 5/15/14 (a)................         1,680,000
   400,000   Connecticut DAI for Allen Group Inc., 4.50%, 2/1/13
             (a).....................................................           400,000
 1,400,000   Connecticut Development Authority PCR for Central
             Vermont Public Service, 4.25%, 12/1/15 (a)..............         1,400,000
   700,000   Connecticut DAI for Conco Medical, 3.90%, 11/1/05 (a)...           700,000
   389,000   Connecticut DAI for Western Connecticut YMCA, 4.90%,
             6/1/08 (a)..............................................           389,000
 1,700,000   Connecticut Development Authority Healthcare Corp.
             Living Project, 3.90%, 7/1/15 (a).......................         1,700,000
   735,000   Connecticut HEFA for Charlotte Hungerford Hospital,
             Series C, 4.00%, 7/1/13 (a).............................           735,000
   500,000   Connecticut HEFA for Gaylord Hospital, Series A, 4.00%,
             7/1/20 (a)..............................................           500,000
 3,500,000   Connecticut HEFA for Hotchkiss School Series A, 3.80%,
             7/1/03..................................................         3,500,000
   280,000   Connecticut HEFA for Kingswood Oxford School Issue,
             Series A, 4.90%, 2/1/09 (a).............................           280,000
 1,100,000   Connecticut HEFA for Marvelwood School Series A, 3.95%,
             7/1/30 (a)..............................................         1,100,000
 1,100,000   Connecticut HEFA for Pomfret School Issue, Series A,
             4.00%, 7/1/33 (a).......................................         1,100,000
   950,000   Connecticut HEFA for Sharon Hospital, Series A, 4.00%,
             7/1/27 (a)..............................................           950,000
 2,000,000   Connecticut HEFA for Yale University, Series T-1, 4.00%,
             7/1/29 (a)..............................................         2,000,000
   400,000   Connecticut HEFA for Yale University, Series U-1, 4.00%,
             7/1/24 (a)..............................................           400,000
   700,000   Connecticut HEFA for Yale University, Series U-2, 4.00%,
             7/1/24 (a)..............................................           700,000
   300,000   Connecticut HFA, Series G, 4.05%, 9/1/20 (a)............           300,000
 2,200,000   Connecticut Special Asmt. Unemployment Comp., Series A,
             5.50%, 5/15/01 (b)......................................         2,214,048
 1,500,000   Connecticut Special Asmt. Unemployment Comp., Series C,
             4.35%, 11/15/01 (b).....................................         1,500,000
 3,370,000   Connecticut Special Tax Obligation for Transportation
             Infrastructure, 3.90%, 12/1/10 (a)......................         3,370,000
   300,000   Connecticut Special Tax Obligation for Transportation
             Infrastructure, 3.90%, 5/15/18 (a)......................           300,000
 1,000,000   Coventry County BAN, 4.75%, 12/13/00....................         1,000,187
   700,000   Danbury County GO, 6.90%, 8/1/01........................           712,201
 1,900,000   Hartford County Redev. Agency MHR for Underwood Towers
             Project, 4.00%, 6/1/20 (a)..............................         1,900,000
 1,000,000   Plymonth BAN, 4.60%, 10/10/01...........................         1,003,288
   500,000   Shelton County HFA for Crosby Commons Project, 4.00%,
             1/1/31 (a)..............................................           500,000
 2,000,000   Stonington BAN, 4.75%, 2/15/01..........................         2,002,462
 1,500,000   Wilton BAN, 4.75% 7/18/01...............................         1,505,143
                                                                       ----------------

                 TOTAL INVESTMENTS (COST $34,843,254)................      89.1% $     34,843,254
                 OTHER ASSETS, LESS LIABILITIES......................      10.9         4,261,615
                                                                       --------  ----------------
                 NET ASSETS..........................................     100.0% $     39,104,869
                                                                       ========  ================
                 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE,
                 BASED ON 39,104,869 SHARES OF BENEFICIAL INTEREST,
                 $.001 PAR VALUE OUTSTANDING...................................             $1.00
                                                                                 ================

                       SEE NOTES TO FINANCIAL STATEMENTS.

               RESERVE TAX-EXEMPT TRUST--FLORIDA TAX-EXEMPT FUND
             STATEMENT OF NET ASSETS--NOVEMBER 30, 2000 (UNAUDITED)

 PRINCIPAL                                                                  VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS--99.0%                                 (NOTE 1)
 ---------   -----------------------------                                 --------
             FLORIDA--50.6%
$  500,000   Brevard County School District TAN, 4.60%, 6/29/01......  $        500,754
   500,000   Broward County School District Series C RAN, 4.60%,
             4/11/01.................................................           500,687
   640,000   Dade County IDA Aviation Authority Facilities, Series
             84A, 4.05%, 10/1/09 (a).................................           640,000
 1,250,000   Dade County IDA for Dolphin Stadium Project, Series D,
             4.00%, 1/1/16 (a).......................................         1,250,000
   700,000   Florida Board of Education Capital Outlay, 6.70%
             prefunded 6/1/01 @101...................................           714,965
   300,000   Florida Department of General Services GO, 4.80%, 9/1/01
             (b).....................................................           301,063
 1,000,000   Florida Finance Department for National Resource
             Preservation GO, 6.75%, prefunded 7/1/01@102 (b)........         1,033,174
   700,000   Florida Finance Department for Environmental
             Preservation GO, 5.00%, 7/1/01..........................           702,778
 1,315,000   Florida HFA MFH, Series 84, 4.80%, 6/1/07 (a)...........         1,315,000
 1,005,000   Florida PCR GO Series X, 6.40%, prefunded 7/1/01 @ 101
             (b).....................................................         1,026,673
   225,000   Gulf Breeze Local Government Loan Program, 4.10%,
             12/1/15 (a).............................................           225,000
    55,000   Lee IDA Healthcare Facilities for Cypress Cove Health
             Park, 4.05%, 10/1/04 (a)................................            55,000
   500,000   Miami Dade County School District TAN, 5.00%, 6/28/01...           502,090
   700,000   Orange County IDA for Trinity Prep School, Series A,
             4.30%, 10/1/23 (a)......................................           700,000
   500,000   Orlando Utilities Commission Water & Electric, 6.50%,
             prefunded 10/1/01 @102 (b)..............................           518,314
   300,000   Palm Beach County Norton Gallery, 4.10%, 5/1/30 (a).....           300,000
   300,000   Pinnellas County for Chi Chi Rodriguez Foundation,
             4.25%, 8/1/16 (a).......................................           300,000
   150,000   Polk County IDA, 4.40% 1/1/11 (a).......................           150,000
   950,000   Reed Creek Florida Utilities, 6.50%, prefunded 10/1/01 @
             101.....................................................           975,234
   300,000   Saint John County IDA for Glenmoor Project Series C,
             4.05%, 1/1/07 (a).......................................           300,000
   200,000   Saint Lucie IDA for Convalescent Centers, 4.40%, 1/1/11
             (a).....................................................           200,000
   400,000   Saint Lucie PCR for Florida Power & Light, 4.15%, 3/1/27
             (a).....................................................           400,000
   100,000   Sarasota County HFF for Bay Village 4.25%, 12/1/23
             (a).....................................................           100,000
   500,000   Seminole County IDA HFF for Florida Living Nursing,
             4.50%, 2/1/11 (a).......................................           500,000
   100,000   Sunshine Governmental Financing Commission for Lehman
             Convention, 4.20%, 7/1/16 (a)...........................           100,000
   200,000   University Athletic Assoc. for University of Florida
             Stadium, 4.60%, 2/1/20 (a)..............................           200,000
   400,000   University North Florida Foundation Inc., 4.25%, 2/1/20
             (a).....................................................           400,000
   980,000   Volusia County HFF for South West Volusia Health, 4.15%,
             11/15/23 (a)............................................           980,000
                                                                       ----------------
                                                                             14,890,732
                                                                       ----------------
             ARZIONA--3.4%
 1,000,000   Pima County IDA for Tucson Electric Power, 4.15%,
             12/1/22 (a).............................................         1,000,000
                                                                       ----------------
             GEORGIA--2.4%
   700,000   Fulton County Development Authority for Alfred & Adele
             Davis, 4.20%, 12/1/19 (a)...............................           700,000
                                                                       ----------------
             ILLINOIS--12.1%
 1,000,000   Illinois Developmental Authority PCR for Commonwealth
             Edison Series C, 4.10%, 3/1/09 (a)......................         1,000,000
 1,000,000   Illinois EFA for Columbia College, 4.15%, 6/1/30 (a)....         1,000,000
   350,000   Illinois HFA for Northwest Community Hospital, Series B,
             4.30%, 10/1/15 (a)......................................           350,000
 1,200,000   McCook for St. Andrew Society, Series B, 4.25%, 12/1/21
             (a).....................................................         1,200,000
                                                                       ----------------
                                                                              3,550,000
                                                                       ----------------
             INDIANA--2.2%
   655,000   Indiana HEFA for Community Mental Health &
             Rehabilitation, 4.05%, 11/1/20 (a)......................           655,000
                                                                       ----------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

               RESERVE TAX-EXEMPT TRUST--FLORIDA TAX-EXEMPT FUND
       STATEMENT OF NET ASSETS--NOVEMBER 30, 2000 (UNAUDITED) (CONTINUED)

PRINCIPAL                                                                   VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS (CONTINUED)                           (NOTE 1)
---------    ----------------------------------                           --------
             LOUISIANA--2.7%
$  800,000   Calcasieu Parish IDR PCR for Citgo Petroleum Pete Corp.,
             4.20%, 8/1/04 (a).......................................  $        800,000
                                                                       ----------------
             MARYLAND--1.4%
   400,000   Baltimore IDA for Cap. Acquisition, 4.10%, 8/1/16 (a)...           400,000
                                                                       ----------------
             MASSACHUSETTS--2.7%
   800,000   Boston Water & Sewage Commission, 3.95%, 11/1/24 (a)....           800,000
                                                                       ----------------
             MISSOURI--2.7%
   800,000   Development Finance Board for Union Station Asst. Corp.
             Series B, 4.50%, 12/1/03 (a)............................           800,000
                                                                       ----------------
             NEBRASKA--1.3%
   390,000   Buffalo County IDR for Agrex Inc., 4.35%, 2/1/15 (a)....           390,000
                                                                       ----------------
             PENNSYLVANIA--6.1%
   800,000   Allegheny County IDA for Environmental Improvement,
             4.00%, 12/1/32 (a)......................................           800,000
 1,000,000   Bucks County IDR For Edgcomb Metals Co., 4.20%, 10/1/09
             (a).....................................................         1,000,000
                                                                       ----------------
                                                                              1,800,000
                                                                       ----------------
             OHIO--11.4%
 1,400,000   Indian Hill EDC For Cincinnati Day School, 4.25%, 5/1/19
             (a).....................................................         1,400,000
   850,000   Ohio Water Development Authority PCR for Cleveland
             Electric Series B, 4.15%, 8/1/20 (a)....................           850,000
 1,090,000   Ottawa County HRB for Luther Home of Mercy, 4.30%,
             10/1/17 (a).............................................         1,090,000
                                                                       ----------------
                                                                              3,340,000
                                                                       ----------------

                 TOTAL INVESTMENTS (COST $29,125,732)................      99.0%       29,125,732
                 OTHER ASSETS, LESS LIABILITIES......................       1.0           304,104
                                                                       --------  ----------------
                 NET ASSETS..........................................     100.0% $     29,429,836
                                                                       ========  ================
                 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE BASED
                 ON 29,429,836 SHARES OF BENEFICIAL INTEREST,
                 $.001 PAR VALUE OUTSTANDING...................................             $1.00
                                                                                 ================

                       SEE NOTES TO FINANCIAL STATEMENTS.

            RESERVE TAX-EXEMPT TRUST--MASSACHUSETTS TAX-EXEMPT FUND
             STATEMENT OF NET ASSETS--NOVEMBER 30, 2000 (UNAUDITED)

 PRINCIPAL                                                                  VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS--96.6%                                 (NOTE 1)
 ---------   -----------------------------                                 --------
$  500,000   Lee BAN, 4.75%, 10/17/01................................  $        501,679
   500,000   Marlborough BAN, 5.00%, 6/22/01.........................           501,115
   500,000   Massachusetts Bay Transit Authority, Series B, 7.875%,
             prefunded 3/1/01 @ 102 (b)..............................           514,235
   500,000   Massachusetts prefunded 7.625%, prefunded 6/1/01 @ 102
             (b).....................................................           517,262
   500,000   Massachusetts GO Series 97B, 5.00% (b)..................           500,295
   300,000   Massachusetts Series B, 4.00%, 8/1/15 (a)...............           300,000
   500,000   Massachusetts BAN, 5.00%, 9/6/01........................           502,637
   700,000   Massachusetts Series A, 3.85%, 9/1/16 (a)...............           700,000
   400,000   Massachusetts Series B, 3.85%, 9/1/16 (a)...............           400,000
   700,000   Massachusetts DFA for Elderhostel, 4.00%, 8/1/30 (a)....           700,000
   100,000   Massachusetts DFA for New Bedford Whaling Museum, 4.05%,
             9/1/29 (a)..............................................           100,000
   200,000   Massachusetts HEFA Brigham & Women's Hospital, 4.00%,
             7/1/17 (a)..............................................           200,000
   390,000   Massachusetts HEFA for Becker College, Series A-2,
             4.20%, 7/1/09 (a).......................................           390,000
   500,000   Massachusetts HEFA for Boston University, 4.10% 12/1/29
             (a).....................................................           500,000
   100,000   Massachusetts HEFA for Cap Asset Program Series G-1,
             3.95%, 1/1/19 (a).......................................           100,000
   400,000   Massachusetts HEFA for Hallmark Health System, Series B,
             4.20%, 7/1/27 (a).......................................           400,000
   500,000   Massachusetts HEFA for Harvard Univ. Series Y, 3.75%,
             7/1/35 (a)..............................................           500,000
   600,000   Massachusetts HEFA, for Capital Asset Program, 4.05%,
             1/1/01 (a)..............................................           600,000
 1,200,000   Massachusetts HEFA for University of Massachusetts,
             Series A, 3.95%, 11/1/30 (a)............................         1,200,000
   600,000   Massachusetts HEFA for Wellesley College, Series B,
             3.85%, 7/1/22 (a).......................................           600,000
   400,000   Massachusetts HEFA for Williams College Series E, 3.95%,
             8/1/14 (a)..............................................           400,000
   900,000   Massachusetts HFA for Multifamily Housing, 3.90%,
             1/15/10 (a).............................................           900,000
   200,000   Massachusetts IDA for KRH Rolls Project, 4.55%, 5/1/06
             (a).....................................................           200,000
   200,000   Massachusetts IFA for Gordon College, 4.00%, 12/1/27
             (a).....................................................           200,000
 1,107,000   Massachusetts IFA PCR for Holyoke Water Power Project,
             3.95%, 5/1/22 (a).......................................         1,107,000
   400,000   Massachusetts IFA for Lower Mills Association, 4.10%,
             12/1/20 (a).............................................           400,000
   300,000   Massachusetts Municipal Wholesale Electric Power Supply
             Systems, 4.00%, 7/1/19 (a)..............................           300,000
   700,000   Massachusetts WRA, Series A, 4.00%, 4/1/28 (a)..........           700,000
   800,000   Massachusetts WRA, Series B, 4.00%, 8/1/37 (a)..........           800,000
   200,000   Massachusetts WRA, Series D, 4.00%, 11/1/26 (a).........           200,000
   600,000   Millis BAN, 5.25%, 1/31/01..............................           600,883
                                                                       ----------------

                 TOTAL INVESTMENTS (COST $15,535,106)................      96.6%       15,535,106
                 OTHER ASSETS, LESS LIABILITIES......................       3.4           550,206
                                                                       --------  ----------------
                 NET ASSETS..........................................     100.0% $     16,085,312
                                                                       ========  ================
                 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE,
                 BASED ON 16,085,312 SHARES OF BENEFICIAL INTEREST,
                 $.001 PAR VALUE OUTSTANDING...................................             $1.00
                                                                                 ================

                       SEE NOTES TO FINANCIAL STATEMENTS.

               RESERVE TAX-EXEMPT TRUST--MICHIGAN TAX-EXEMPT FUND
             STATEMENT OF NET ASSETS--NOVEMBER 30, 2000 (UNAUDITED)

 PRINCIPAL                                                                  VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS--100.0%                               (NOTE 1)
 ---------   ------------------------------                               --------
 $100,000    Bruce Township HDA for Sisters of Charity, 4.00%,
             5/1/18(a)...............................................  $       100,000
  200,000    Cornell Township EDC for Mead Escanaba Paper, 4.05%,
             11/1/16(a)..............................................          200,000
  180,000    Delta County EDC for Mead Escanaba Paper, Series C,
             4.15%, 8/1/15(a)........................................          180,000
  175,000    Delta County EDC for Mead Escanaba Paper, Series D,
             4.25%, 12/1/23(a).......................................          175,000
  125,000    Detroit EDC for Waterfront Reclamation, Series C, 4.25%,
             5/1/09(a)...............................................          125,000
   25,000    Detroit Water Supply System, 4.15%, 7/1/13(a)...........           25,000
  140,000    Garden City Hospital Finance Authority, 4.25%,
             9/1/26(a)...............................................          140,000
  125,000    Grand Rapids Water Supply System, 4.00%, 1/1/20(a)......          125,000
  150,000    Jackson County EDC for Thrifty Leoni Project, 4.60%,
             12/1/14(a)..............................................          150,000
   25,000    Michigan HDA for Fairlane Meadow, 4.20%, 12/1/07(a).....           25,000
  180,000    Michigan Hospital Finance Authority for Mt. Clemens
             Hospital, 4.15%, 12/1/23(a).............................          180,000
  100,000    Michigan HDA for Harbortown Ltd., 4.475%, 6/1/04(a).....          100,000
  100,000    Michigan HDA, Series B, 4.15%, 4/1/19(a)................          100,000
  180,000    Michigan Job Development Authority for Gordon Food
             Service, 4.25%, 8/15/15(a)..............................          180,000
  150,000    Michigan Job Development Authority for Wyandotte Cort,
             4.20%, 12/1/09(a).......................................          150,000
  155,000    Michigan Strategic Fund, 4.15%, 9/1/30(a)...............          155,000
  155,000    Michigan Strategic Fund for Allen Group Inc., 4.00%,
             11/1/25(a)..............................................          155,000
                                                                       ---------------

                 TOTAL INVESTMENTS (COST $2,265,000).................     100.0%       2,265,000
                 LIABILITIES LESS OTHER ASSETS.......................       (.0)          (1,096)
                                                                       --------  ---------------
                 NET ASSETS..........................................     100.0% $     2,263,904
                                                                       ========  ===============
                 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE,
                 BASED ON 2,263,904 SHARES OF BENEFICIAL INTEREST,
                 $.001 PAR VALUE OUTSTANDING...................................            $1.00
                                                                                 ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--NEW JERSEY TAX-EXEMPT FUND
             STATEMENT OF NET ASSETS--NOVEMBER 30, 2000 (UNAUDITED)

PRINCIPAL                                                                  VALUE
  AMOUNT    TAX-EXEMPT OBLIGATIONS--74.7%                                 (NOTE 1)
---------   -----------------------------                                 --------
$1,800,000  Atlantic City Pooled Government Loan Program, 3.95%,
            7/1/26(a)...............................................  $      1,800,000
   700,000  Bernards Township BAN, 5.15%, 5/18/01...................           701,228
 2,300,000  Camden County Improvement Authority for Jewish Community
            Project, 4.00%, 12/1/10(a)..............................         2,300,000
 2,600,000  Camden County Improvement Authority fo Redevelopment
            Harvest Village, 4.10%, 6/1/29(a).......................         2,600,000
 1,100,000  Essex County Improvement Authority, 3.90%,
            12/01/25(a).............................................         1,100,000
   500,000  Essex County Improvement Authority for the Children's
            Institute, 4.05%, 2/1/20(a).............................           500,000
   500,000  Gloucester County BAN, 4.75%, 7/31/01...................           501,496
 2,000,000  Jefferson Township BAN, 4.75%, 7/13/01..................         2,004,344
 3,400,000  Jersey City Redevelopment Authority for Dixon Mills
            Apartments, 3.95%, 5/15/30(a)...........................         3,400,000
 1,000,000  Mercer County Improvement Authority for Childrens Home
            Society, 4.05%, 4/1/10(a)...............................         1,000,000
 1,000,000  Middlesex County BAN, 4.50%, 1/19/01....................         1,000,669
 1,300,000  Monmouth County Pooled Government Loan Program, 3.80%,
            8/1/16(a)...............................................         1,300,000
   480,000  New Jersey prefunded 7.00%, prefunded 4/1/01 @ 100.5
            (b).....................................................           486,444
   900,000  New Jersey EDA, 4.00%, 12/1/27(a).......................           900,000
 1,000,000  New Jersey EDA, 4.05%, 5/1/23(a)........................         1,000,000
   750,000  New Jersey EDA Series CC, 4.00%, 12/1/09................           750,000
   200,000  New Jersey EDA for Bayonne Docking, Series B, 3.85%,
            12/1/27(a)..............................................           200,000
 1,700,000  New Jersey EDA for Bayonne Docking, Series C, 4.10%%,
            12/1/27(a)..............................................         1,700,000
   925,000  New Jersey EDA for Catholic Community Services, 4.10%,
            11/1/13(a)..............................................           925,000
   500,000  New Jersey EDA for El Dorado Terminals, 4.00%,
            12/1//21(a).............................................           500,000
 1,000,000  New Jersey EDA for Foreign Trade Zone, 4.05%,
            12/1/07(a)..............................................         1,000,000
   200,000  New Jersey EDA for NJ Natural Gas Co. Series A, 3.85%,
            1/1/28(a)...............................................           200,000
 1,852,000  New Jersey EDA for RJB Association, 4.05%, 8/1/08(a)....         1,852,000
   950,000  New Jersey EDA for St. Peters Preparatory School, 4.10%,
            1/1/10(a)...............................................           950,000
   400,000  New Jersey EDA for Trailer Marine Crowle, 4.40%,
            2/1/02(a)...............................................           400,000
 3,700,000  New Jersey EDA for Volvo of American Corp., 4.90%,
            12/1/04(a)..............................................         3,700,000
   800,000  New Jersey EDA for Water Facilities, 4.50%,
            11/1/25(a)..............................................           800,000
 1,085,000  New Jersey EFA for College of New Jersey Series A, 3.90%
            7/1/29(a)...............................................         1,085,000
 2,800,000  New Jersey HCF for Hospital Capital Asset Series A,
            3.80%, 7/1/35(a)........................................         2,800,000
   400,000  New Jersey HCF for Hospital Capital Asset Series B,
            3.80%, 7/1/35(a)........................................           400,000
 2,010,000  New Jersey Sports Expo Authority, Series C, 3.75%,
            9/1/24(a)...............................................         2,010,000
 1,000,000  New Jersey Transportation Authority Series A, 4.50%,
            12/15/00 (b)............................................         1,000,139
 3,400,000  New Jersey Turnpike Authority, 3.95%, 1/1/18(a).........         3,400,000
 1,000,000  Northeast Monmouth RAN, 4.75%, 1/18/01..................         1,000,509
 2,075,000  Pequannock Township BAN, 4.60%, 8/17/01.................         2,079,257
 1,000,000  Port Authority NY and NJ, Series 2, 4.10%, 5/1/19(a)....         1,000,000
   200,000  Port Authority NY and NJ, Series 3, 4.10%, 6/1/20(a)....           200,000
   300,000  Port Authority NY and NJ, Series 5, 4.10%, 8/1/24(a)....           300,000
 1,000,000  Woodbridge BAN, 4.75%, 7/21/01..........................         1,002,590
                                                                      ----------------

                 TOTAL INVESTMENTS (COST $49,848,676)................      74.7%       49,848,676
                 OTHER ASSETS, LESS LIABILITIES......................      25.3        16,856,497
                                                                       --------  ----------------
                 NET ASSETS..........................................     100.0% $     66,705,173
                                                                       ========  ================
                 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
                 SHARE, BASED ON 66,705,173 SHARES OF BENEFICIAL
                 INTEREST, $.001 PAR VALUE OUTSTANDING...............                       $1.00

                       SEE NOTES TO FINANCIAL STATEMENTS.

                 RESERVE TAX-EXEMPT TRUST--OHIO TAX-EXEMPT FUND
             STATEMENT OF NET ASSETS--NOVEMBER 30, 2000 (UNAUDITED)

PRINCIPAL                                                                 VALUE
 AMOUNT    TAX-EXEMPT OBLIGATIONS--96.8%                                (NOTE 1)
---------  -----------------------------                                --------
$350,000   Cincinnati & Hamilton Port Authority EDA for Kenwood
           Office Project, 4.50%, 9/1/25(a)........................  $       350,000
 500,000   Columbus Electric Systems, 4.35%, 9/1/09(a).............          500,000
 400,000   Cuyahoga County EDA for the Cleveland Orchestra, 4.20%,
           4/1/28(a)...............................................          400,000
 200,000   Cuyahoga County HRB for Cleveland Clinic, Series A,
           4.10%, 1/1/26(a)........................................          200,000
 375,000   Cuyahoga County HRB for University Hospital, 4.05%,
           1/1/16(a)...............................................          375,000
 100,000   Cuyahoga County HRB for University Hospital, Series D,
           4.20%, 1/15/29(a).......................................          100,000
 100,000   Cuyahoga County HRB for University Hospital Series A,
           4.20%, 1/1/16(a)........................................          100,000
 500,000   Cuyahoga County IDA for Allen Group Project, 3.95%,
           12/1/15(a)..............................................          500,000
 500,000   Delaware County IDR for Radiation Sterilizers, 4.50%,
           12/1/04(a)..............................................          500,000
 100,000   Franklin County HRB, 4.08%, 12/1/21(a)..................          100,000
 150,000   Franklin County HRB for U. S. Health Corp. Series B,
           4.15%, 12/1/20(a).......................................          150,000
 100,000   Franklin County IDR for Kinder-Care Learning Centers,
           Series A, 4.35%, 6/1/02(a)..............................          100,000
 400,000   Hamilton County HRB for Bethesda Hospital, 4.10%,
           2/15/24(a)..............................................          400,000
 375,000   Hamilton County HRB for Health Alliance Series A, 4.10%,
           1/1/18(a)...............................................          375,000
 500,000   Indian Hill EDA for Cincinnati Country Day School,
           4.25%, 5/1/19(a)........................................          500,000
 500,000   Lucas County HFF for Lutheran Home Society, 4.20%,
           11/1/19(a)..............................................          500,000
 100,000   Ohio Air Quality Dev. Authority for Cincinnati Gas &
           Electric, 4.25%, 9/1/30(a)..............................          100,000
 300,000   Ohio Air Quality Dev. Authority for Mead Corp., 4.05%,
           10/1/01(a)..............................................          300,000
 500,000   Ohio Air Quality Dev. Authority for Ohio Edison Series
           C, 4.25%, 6/1/23(a).....................................          500,000
 530,000   Ohio Air Quality Dev. Authority for Timken Co., 4.15%,
           6/1/01(a)...............................................          530,000
 250,000   Ohio Water Development Authority PCR for Cleveland
           Electric, Series B, 4.15%, 8/1/20(a)....................          250,000
 200,000   Ohio Water Development Authority PCR for Toledo Edison
           Series A, 4.25%, 4/1/24(a)..............................          200,000
 560,000   Ottawa County HRB for Luther Home of Mercy, 4.30%,
           10/1/17(a)..............................................          560,000
 550,000   Sharonville IDA for Edgecomb Metals Inc., 4.20%,
           11/1/09(a)..............................................          550,000
                                                                     ---------------

                 TOTAL INVESTMENTS (COST $8,140,000).................      96.8%       8,140,000
                 OTHER ASSETS, LESS LIABILITIES......................       3.2          266,042
                                                                       --------  ---------------
                 NET ASSETS..........................................     100.0% $     8,406,042
                                                                       ========  ===============
                 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
                 SHARE, BASED ON 8,406,042 SHARES OF BENEFICIAL
                 INTEREST, $.001 PAR VALUE OUTSTANDING...............                      $1.00

                       SEE NOTES TO FINANCIAL STATEMENTS.

             RESERVE TAX-EXEMPT TRUST--PENNSYLVANIA TAX-EXEMPT FUND STATEMENT OF NET ASSETS--NOVEMBER 30, 2000 (UNAUDITED)

PRINCIPAL                                                                  VALUE
  AMOUNT    TAX-EXEMPT OBLIGATIONS--86.6%                                 (NOTE 1)
---------   -----------------------------                                 --------
$  500,000  Allegheny HDA for Allegheny Hospital, 4.40%,
            11/1/27(a)..............................................  $        500,000
   100,000  Allegheny HDA for Childrens' Hospital Pittsburgh Series
            B, 4.25%, 12/1/15(a)....................................           100,000
   500,000  Allegheny HDA for Presbyterian University Hospital,
            Series B, 4.20%, 3/1/18(a)..............................           500,000
 1,000,000  Allegheny IDA, Series C, 4.20%, 7/1/27(a)...............         1,000,000
 1,700,000  Allegheny IDA for Environmental Improvements, 4.00%,
            12/1/32(a)..............................................         1,700,000
 1,000,000  Bucks IDA for Edgecomb Metals Co., 4.20%, 10/1/09(a)....         1,000,000
   664,000  Chartier Valley IDA Bonds for 1133 Penn Ave. Associates,
            Series A, 4.25%, 8/1/07(a)..............................           664,000
   500,000  Conestoga Valley School District GO Series B, 7.10%,
            prefunded 5/1/01 @ 100(b)...............................           505,561
   100,000  Cumberland County PA, Series 00, 5.62%, 5/1/20(a).......           100,000
   200,000  Dallastown School District, 4.20%, 2/1/18(a)............           200,000
 1,000,000  Delaware IDA for Environmental Improvement, 4.20%,
            11/1/33(a)..............................................         1,000,000
 1,000,000  Delaware IDA for Scotfoam Corp., 4.60%, 10/1/05.........         1,000,000
 1,000,000  Delaware Valley Regional Finance Authority, 4.15%,
            12/1/20(a)..............................................         1,000,000
   350,000  Emmaus General Authority, 4.15%, 12/1/28(a).............           350,000
   395,000  Emmaus General Authority Series B-18, 4.25%,
            3/1/24(a)...............................................           395,000
   900,000  Emmaus General Authority Series E-14, 4.25%,
            3/1/24(a)...............................................           900,000
   400,000  Emmaus General Authority Series G-15, 4.25%,
            3/1/34(a)...............................................           400,000
   700,000  Lancaster County PA, Series 00, 4.20%, 5/1/30(a)........           700,000
 1,000,000  Lancaster County HRB for Brethren Village, 4.20%,
            6/15/20(a)..............................................         1,000,000
   200,000  Lehigh County IDA for Allentown Airport, 4.25%,
            12/1/05(a)..............................................           200,000
   450,000  Montgomery County IDA for Girl Scouts, 4.30%,
            2/1/25(a)...............................................           450,000
 1,000,000  Pennsylvania GO, 6.60%, 1/1/01(b).......................         1,001,945
   700,000  Pennsylvania IDA GO Series A, 7.00%, prefunded 7/1/01 @
            102(b)..................................................           724,200
   200,000  Philadelphia MHR for Harbor View Tower, 4.25%,
            11/1/27(a)..............................................           200,000
   200,000  Pittsburgh GO, Series A, 5%, 3/1/01(b)..................           200,347
   200,000  Sayre HFF for Capital Financing Project Series L, 4.15%,
            12/1/20(a)..............................................           200,000
   500,000  Scranton-Lackawanna Health & Welfare Authority for Univ.
            of Scranton, 4.40%, 5/1/01(b)...........................           500,000
   500,000  York County IDA PCR for Philadelphia Electric Co.,
            4.20%, 8/1/16(a)........................................           500,000
   700,000  York County Series A, 4.15%, 9/1/26(a)..................           700,000
                                                                      ----------------

                 TOTAL INVESTMENTS (COST $17,691,053)................      86.6%       17,691,053
                 OTHER ASSETS, LESS LIABILITIES......................      13.4         2,729,515
                                                                       --------  ----------------
                 NET ASSETS..........................................     100.0% $     20,420,568
                                                                       ========  ================
                 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE,
                 BASED ON 20,420,568 SHARES OF BENEFICIAL INTEREST,
                 $.001 PAR VALUE OUTSTANDING...................................             $1.00
                                                                                 ================

                       SEE NOTES TO FINANCIAL STATEMENTS.

               RESERVE TAX-EXEMPT TRUST--VIRGINIA TAX-EXEMPT FUND
             STATEMENT OF NET ASSETS--NOVEMBER 30, 2000 (UNAUDITED)

PRINCIPAL                                                                 VALUE
 AMOUNT    TAX-EXEMPT OBLIGATIONS--102.9%                               (NOTE 1)
---------  ------------------------------                               --------
$335,000   Albemarle County IDA for University of Virginia, 4.15%,
           10/1/22(a)..............................................  $       335,000
 100,000   Alexandria IDA Series A, 4.20%, 7/1/26(a)...............          100,000
 320,000   Bristol IDA for Bristol Health Care Center, 4.70%,
           3/1/10(a)...............................................          320,000
 345,000   Clarke IDA for Winchester Medical Center, 4.15%,
           1/1/30(a)...............................................          345,000
  25,000   Hampton MHR for Avalon, 4.00%, 6/15/26(a)...............           25,000
 300,000   Hampton MHR for Shoreline Apartments, 4.15%,
           12/1/19(a)..............................................          300,000
 100,000   Henrico IDA for Hermitage, 4.20%, 8/1/23(a).............          100,000
 340,000   Loudoun IDA for Falcons Landing, 4.15%, 11/1/28(a)......          340,000
 320,000   Lynchburgh IDA Series B, 4.20%, 12/1/25(a)..............          320,000
 100,000   Newport News Redevelopment & Housing for Newport Oxford,
           4.50%, 11/1/06(a).......................................          100,000
  50,000   Norfolk IDA for Children's Hospital, 4.20%, 6/1/20(a)...           50,000
 320,000   Peninsula Port Authority for Dominion Term., 4.10%,
           7/1/16(a)...............................................          320,000
 280,000   Puerto Rico Government Development Bank, 3.85%,
           12/1/15(a)..............................................          280,000
 235,000   Richmond IDA for Ninth & Cary Assc., 4.20%, 9/1/10(a)...          235,000
  55,000   Roanoke IDA for Friendship Manor, 4.20%, 8/1/13(a)......           55,000
 320,000   Virginia College Building Authority for University of
           Richmond 4.15%, 11/1/22(a)..............................          320,000
                                                                     ---------------

                 TOTAL INVESTMENTS (COST $3,545,000).................     102.9%       3,545,000
                 LIABILITIES LESS OTHER ASSETS.......................      (2.9)        (101,130)
                                                                       --------  ---------------
                 NET ASSETS..........................................     100.0% $     3,443,870
                                                                       ========  ===============
                 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE,
                 BASED ON 3,443,870 SHARES OF BENEFICIAL INTEREST,
                 $.001 PAR VALUE OUTSTANDING...................................            $1.00
                                                                                 ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                       FOOTNOTES TO PORTFOLIO STATEMENTS

SECURITY TYPE ABBREVIATIONS:
----------------------------

              BAN --           Bond Anticipation Notes                 HFA --   Housing Finance Authority Revenue
                                                                                Bonds
              BOE --           Board of Education                      HFF --   Health Facilities Financing
                                                                                Authority
              CDA --           Community Redevelopment Agency          HRB --   Hospital Revenue Bonds
              COP --           Certificate of Participation            IDA --   Industrial Development Authority
                                                                                Revenue Bonds
              CSD --           Central School District                 IDR --   Industrial Development Agency
                                                                                Revenue Bonds
              DAI --           Development Authority Industrial        IFA --   Industrial Finance Authority
                               Refunding Bonds
              DFA --           Development Finance Agency              MHR --   Multifamily Housing Revenue Bonds
              EDA --           Economic Development Authority          PCR --   Pollution Control Revenue Bonds
                               Revenue Bonds
              EDC --           Economic Development Corporation        PFA --   Public Finance Authority
              EFA --           Education Facilities Authority          RAN --   Revenue Anticipation Notes
               GO --           General Obligation Bonds                RAW --   Revenue Anticipation Warrants
              HCF --           Health Care Facilities Revenue          TAN --   Tax Anticipation Notes
                               Bonds
              HDA --           Hospital Development Authority         UFSD --   Union Free School District
              HDC --           Housing Development Corporation         WDS --   Water District Certificates
                               Bonds
              HEF --           Health and Educational Facilities       WRA --   Water Resource Authority
                               Revenue Bonds
             HEFA --           Health & Education Facilities           WSR --   Water System Revenue Bonds
                               Authority

-----------------

(a) The interest rates, as reported on November 30, 2000, are subject to change periodically. Securities payable on demand, are collateralized by bank letters of credit or other credit agreements.
(b) Securities are collateralized by bank letters of credit or other credit agreements.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                            STATEMENTS OF OPERATIONS
             FOR THE SIX MONTHS ENDED NOVEMBER 30, 2000 (UNAUDITED)

                           RESERVE NEW YORK
                           TAX- EXEMPT TRUST                RESERVE TAX-EXEMPT TRUST
                           -----------------  -----------------------------------------------------
                               NEW YORK       CALIFORNIA II  CONNECTICUT   FLORIDA    MASSACHUSETTS
                              TAX-EXEMPT       TAX-EXEMPT    TAX-EXEMPT   TAX-EXEMPT   TAX-EXEMPT
                                 FUND             FUND          FUND         FUND         FUND
                           -----------------  -------------  -----------  ----------  -------------
INTEREST INCOME (Note
  1).....................     $4,957,974       $2,059,718    $1,009,411    $670,236     $382,533
                              ----------       ----------    ----------    --------     --------

EXPENSES (Note 2)
  Comprehensive
    Management fees......        960,042          446,949       202,289     126,007       74,644
  Distribution (12b-1)
    fees.................        240,011          111,737        50,572      31,501       18,661
                              ----------       ----------    ----------    --------     --------
    Total expenses.......      1,200,053          558,686       252,861     157,508       93,305
                              ----------       ----------    ----------    --------     --------
NET INVESTMENT INCOME,
  representing Net
  Increase in Net Assets
  from Investment
  Operations.............     $3,757,921       $1,501,032    $  756,550    $512,728     $289,228
                              ==========       ==========    ==========    ========     ========

                                             RESERVE TAX-EXEMPT TRUST
                           -------------------------------------------------------------
                            MICHIGAN   NEW JERSEY      OHIO     PENNSYLVANIA   VIRGINIA
                           TAX-EXEMPT  TAX-EXEMPT   TAX-EXEMPT   TAX-EXEMPT   TAX-EXEMPT
                              FUND        FUND         FUND         FUND         FUND
                           ----------  -----------  ----------  ------------  ----------
INTEREST INCOME (Note
  1).....................   $58,305    $1,016,734    $166,717     $458,500     $54,628
                            -------    ----------    --------     --------     -------
EXPENSES (Note 2)
  Comprehensive
    Management fees......    11,063       199,417      31,218       85,378      10,263
  Distribution (12b-1)
    fees.................     2,766        49,854       7,804       21,344       2,602
                            -------    ----------    --------     --------     -------
    Total expenses.......    13,829       249,271      39,022      106,722      12,865
                            -------    ----------    --------     --------     -------
NET INVESTMENT INCOME,
  representing Net
  Increase in Net Assets
  from Investment
  Operations.............   $44,476      $767,463    $127,695     $351,778     $41,763
                            =======    ==========    ========     ========     =======

                       SEE NOTES TO FINANCIAL STATEMENTS.

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                RESERVE NEW YORK
                                                TAX-EXEMPT TRUST                        RESERVE TAX-EXEMPT TRUST
                                          ----------------------------  ---------------------------------------------------------
                                                    NEW YORK                   CALIFORNIA II                  CONNECTICUT
                                                   TAX-EXEMPT                    TAX-EXEMPT                   TAX-EXEMPT
                                                      FUND                          FUND                         FUND
                                          ----------------------------  ----------------------------  ---------------------------
                                           SIX MONTHS        YEAR        SIX MONTHS       PERIOD       SIX MONTHS       YEAR
                                              ENDED          ENDED          ENDED          ENDED         ENDED          ENDED
                                          NOVEMBER 30,      MAY 31,     NOVEMBER 30,      MAY 31,     NOVEMBER 30,     MAY 31,
                                             2000(A)         2000          2000(A)        2000(B)       2000(A)         2000
                                          -------------  -------------  -------------  -------------  ------------  -------------
 INCREASE (DECREASE) IN NET ASSETS
 FROM INVESTMENT OPERATIONS:
   Net investment income................  $  3,757,921   $   5,014,291  $  1,501,032   $   1,374,000  $   756,550   $   1,305,553
                                          -------------  -------------  -------------  -------------  ------------  -------------

 DIVIDENDS PAID SHAREHOLDS FROM:
   Net investment income (Note 1).......    (3,757,921)     (5,014,291)   (1,501,032)     (1,374,000)    (756,550)     (1,305,553)
                                          -------------  -------------  -------------  -------------  ------------  -------------

 FROM CAPITAL SHARE TRANSACTIONS
   (at net asset value of $1.00 per share):
   Net proceeds from sale of shares.....   351,175,079     821,096,889   367,955,536     595,952,442   57,609,915     140,956,225
   Dividends reinvested.................     3,757,921       5,014,291     1,501,032       1,374,000      756,550       1,305,553
   Cost of shares redeemed..............  (350,961,680)   (783,664,964) (342,775,592)   (505,956,693) (70,390,318)   (146,571,734)
                                          -------------  -------------  -------------  -------------  ------------  -------------
   Net increase (decrease) derived from
     capital share transactions and from
     investment operations..............     3,971,320      42,446,216    26,680,976      91,369,749  (12,023,853)     (4,309,956)

 NET ASSETS:
   Beginning of period..................   228,427,574     185,981,358    91,369,749               0   51,128,722      55,438,678
                                          -------------  -------------  -------------  -------------  ------------  -------------
   End of period........................  $232,398,894   $ 228,427,574  $118,050,725   $  91,369,749  $39,104,869   $  51,128,722
                                          =============  =============  =============  =============  ============  =============

-----------------

(a)  Unaudited.
(b)  For the period July 2, 1999 (Commencement of Operations) to May 31, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                         RESERVE TAX-EXEMPT TRUST
                                           ------------------------------------------------------------------------------------
                                                     FLORIDA                   MASSACHUSETTS                  MICHIGAN
                                                    TAX-EXEMPT                   TAX-EXEMPT                  TAX-EXEMPT
                                                       FUND                         FUND                        FUND
                                           ----------------------------  --------------------------  --------------------------
                                            SIX MONTHS        YEAR        SIX MONTHS       YEAR       SIX MONTHS       YEAR
                                               ENDED          ENDED         ENDED         ENDED         ENDED         ENDED
                                           NOVEMBER 30,      MAY 31,     NOVEMBER 30,    MAY 31,     NOVEMBER 30,    MAY 31,
                                              2000(A)         2000         2000(A)         2000        2000(A)         2000
                                           -------------  -------------  ------------  ------------  ------------  ------------
 INCREASE (DECREASE) IN NET ASSETS
 FROM INVESTMENT OPERATIONS:
   Net investment income.................  $    512,728   $     686,538  $   289,228   $    339,010  $    44,476   $     36,177
                                           -------------  -------------  ------------  ------------  -----------   ------------

 DIVIDENDS PAID SHAREHOLDS FROM:
   Net investment income (Note 1)........      (512,728)       (686,538)    (289,228)      (339,010)     (44,476)       (36,177)
                                           -------------  -------------  ------------  ------------  -----------   ------------

 FROM CAPITAL SHARE TRANSACTIONS
   (at net asset value of $1.00 per share):
   Net proceeds from sale of shares......   100,117,256     197,568,078   47,194,306     67,762,141    6,865,152     11,678,027
   Dividends reinvested..................       512,728         686,538      289,228        339,010       44,476         36,177
   Cost of shares redeemed...............  (100,062,719)   (192,022,135) (47,506,024)   (71,921,640)  (6,807,497)   (10,766,736)
                                           -------------  -------------  ------------  ------------  -----------   ------------
   Net increase (decrease) derived from
     capital share transactions and from
     investment operations...............       567,265       6,232,481      (22,490)    (3,820,489)     102,131        947,468

 NET ASSETS:
   Beginning of period...................    28,862,571      22,630,090   16,107,802     19,928,291    2,161,773      1,214,305
                                           -------------  -------------  ------------  ------------  -----------   ------------
   End of period.........................  $ 29,429,836   $  28,862,571  $16,085,312   $ 16,107,802  $ 2,263,904   $  2,161,773
                                           =============  =============  ============  ============  ===========   ============

-----------------

(a)  Unaudited.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                           RESERVE TAX-EXEMPT TRUST
                                           --------------------------------------------------------
                                                    NEW JERSEY                      OHIO
                                                    TAX-EXEMPT                   TAX-EXEMPT
                                                       FUND                         FUND
                                           ----------------------------  --------------------------
                                            SIX MONTHS        YEAR        SIX MONTHS       YEAR
                                               ENDED          ENDED         ENDED         ENDED
                                           NOVEMBER 30,      MAY 31,     NOVEMBER 30,    MAY 31,
                                              2000(A)         2000         2000(A)         2000
                                           -------------  -------------  ------------  ------------
 INCREASE (DECREASE) IN NET ASSETS
 FROM INVESTMENT OPERATIONS:
   Net investment income.................  $     767,463  $   1,050,252  $   127,695   $     60,833
                                           -------------  -------------  ------------  ------------

 DIVIDENDS PAID SHAREHOLDS FROM:
   Net investment income (Note 1)........       (767,463)    (1,050,252)    (127,695)       (60,833)
                                           -------------  -------------  ------------  ------------

 FROM CAPITAL SHARE TRANSACTIONS
   (at net asset value of $1.00 per share):
   Net proceeds from sale of shares......    124,393,617    215,890,580   22,371,943     18,513,169
   Dividends reinvested..................        767,463      1,050,252      127,695         60,833
   Cost of shares redeemed...............   (102,889,995)  (213,823,240) (23,027,245)   (10,862,839)
                                           -------------  -------------  ------------  ------------
   Net increase (decrease) derived from
     capital share transactions and from
     investment operations...............     22,271,085      3,117,592     (527,607)     7,711,163

 NET ASSETS:
   Beginning of period...................     44,434,088     41,316,496    8,933,649      1,222,486
                                           -------------  -------------  ------------  ------------
   End of period.........................  $  66,705,173  $  44,434,088  $ 8,406,042   $  8,933,649
                                           =============  =============  ============  ============

                                                         RESERVE TAX-EXEMPT TRUST
                                           ----------------------------------------------------
                                                  PENNSYLVANIA                 VIRGINIA
                                                   TAX-EXEMPT                 TAX-EXEMPT
                                                      FUND                       FUND
                                           --------------------------  ------------------------
                                            SIX MONTHS       YEAR       SIX MONTHS     PERIOD
                                              ENDED         ENDED         ENDED        ENDED
                                           NOVEMBER 30,    MAY 31,     NOVEMBER 30,   MAY 31,
                                             2000(A)         2000        2000(A)      2000(B)
                                           ------------  ------------  ------------  ----------
 INCREASE (DECREASE) IN NET ASSETS
 FROM INVESTMENT OPERATIONS:
   Net investment income.................  $   351,778   $    494,718  $    41,763   $    5,782
                                           ------------  ------------  -----------   ----------
 DIVIDENDS PAID SHAREHOLDS FROM:
   Net investment income (Note 1)........     (351,778)      (494,718)     (41,763)      (5,782)
                                           ------------  ------------  -----------   ----------
 FROM CAPITAL SHARE TRANSACTIONS
   (at net asset value of $1.00 per share
   Net proceeds from sale of shares......   40,554,588     84,167,132    5,919,501    2,098,440
   Dividends reinvested..................      351,778        494,718       41,763        5,782
   Cost of shares redeemed...............  (41,570,927)   (80,526,010)  (4,621,616)           0
                                           ------------  ------------  -----------   ----------
   Net increase (decrease) derived from
     capital share transactions and from
     investment operations...............     (664,561)     4,135,840    1,339,648    2,104,222
 NET ASSETS:
   Beginning of period...................   21,085,129     16,949,289    2,104,222            0
                                           ------------  ------------  -----------   ----------
   End of period.........................  $20,420,568   $ 21,085,129  $ 3,443,870   $2,104,222
                                           ============  ============  ===========   ==========

-----------------

(a)  Unaudited.
(b)  For the period March 3, 2000 (Commencement of Operations) to May 31, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                         NOTES TO FINANCIAL STATEMENTS

(1)  SIGNIFICANT ACCOUNTING POLICIES:
--------------------------------------------------------------------------------

     Reserve New York Tax-Exempt Trust and Reserve Tax-Exempt Trust (collectively the "Trusts") are registered under the Investment Company Act of 1940 as nondiversified, open-end management investment companies. The policies summarized below are consistently followed in the preparation of their financial statements in conformity with generally accepted accounting principles.

     A. The Trusts' authorized shares of beneficial interest are unlimited. As of November 30, 2000, there were ten (10) separate series of Reserve Tax-Exempt Trust authorized and outstanding (Interstate, California II, Connecticut, Florida, Massachusetts, Michigan, New Jersey, Ohio, Pennsylvania and Virginia Tax-Exempt Funds) and one (1) seperate series of Reserve New York Tax-Exempt Trust (New York Tax-Exempt Fund) authorized and outstanding. These financial statements and notes apply to Reserve New York Tax-Exempt Trust and to all above-mentioned Funds except for Interstate Tax-Exempt Fund.

     B. Securities are valued at amortized cost which approximates market value. The amortized cost method values a security at cost plus accrued interest at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, irrespective of intervening changes in interest rates or market values. Pursuant to Rule 2a-7, the maturity of floating or variable rate instruments in which the Fund may invest, will be deemed to be for floating rate instruments: (1) the notice period required before the Fund is entitled to receive payment of the principal amount of the instrument; and for variable rate instruments the longer of (1) above or (2) the period remaining until the instrument's next rate adjustment, for purposes of Rule 2a-7 and for computing the portfolio's weighted average life to maturity.

     C. It is the Trusts' policy to comply with Subchapter M of the Internal Revenue Code and to distribute all income to its shareholders. Accordingly, no Federal income tax provision is required.

     D. Security transactions are recorded on a trade date basis; interest income is accrued daily and security premium or discount is amortized or accreted daily.

     E. Net investment income is distributed to shareholders daily and automatically reinvested in additional Fund shares.

(2)  MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:
--------------------------------------------------------------------------------

     Pursuant to an Investment Management Agreement (the "Agreement") between Reserve Management Company, Inc. ("RMCI") and the Funds, RMCI serves as the Funds' Investment Adviser subject to the direction of the Board of Trustees. Under the Agreement, RMCI is responsible for the supervision of the day-to-day operations of each Fund, manages the Fund's investments, effects purchases and sales thereof, and absorbs certain promotional expenses. For its services as Investment Adviser prior to June 26, 1999, RMCI received a management fee from each Fund, except Michigan, Ohio and Virginia, calculated at an annual rate of .50% of the first $500 million, .475% of the next $500 million, .45% of the next $500 million, .425% of the next $500 million and .40% in excess of $2 billion of average daily net assets. Effective June 26, 1999, Reserve New York Tax-Exempt Trust and Reserve Tax-Exempt Trust entered into a new Investment Management Agreement with RMCI, which is substantially similar to the Investment Management Agreement previously in effect with regard to each Fund, except for a new comprehensive management fee; however, the California II, Michigan, Ohio and Virginia Tax-Exempt Funds since inception, have been subject to a comprehensive management fee. The Agreement provides that RMCI will furnish continuous investment advisory and management services to the Funds.

     For its services, RMCI receives a fee of 0.80% per year of the average daily net assets of each Fund. RMCI pays all employee and customary operating expenses of the Fund. Excluded from the definition of customary operating expenses are interest, taxes, brokerage fees, extraordinary legal and accounting fees and expenses, and the fees of the disinterested Trustees, for which each Fund pays its direct or allocated share.

     DISTRIBUTION ASSISTANCE:
     ---------------------------------------------------------------------------

     Pursuant to a Distribution Plan, each Trust will make payments not to exceed .20% per annum of the average net asset value of the Trust qualified shareholder accounts as to which the payee or RMCI has rendered assistance in distributing its shares.

(3)  MANAGEMENT'S USE OF ESTIMATES:
--------------------------------------------------------------------------------

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities on the dates of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates.

(4)  INVESTMENT CONCENTRATION:
--------------------------------------------------------------------------------

     The Trusts invest substantially all of their assets in portfolios of tax-exempt debt obligations primarily consisting of issuers in each of the respective states. The issuers' ability to meet their obligations may be affected by economic, regional or political developments. In order to reduce the credit risk associated with such factors, the Trusts invest substantially in obligations backed by letters of credit, bond insurance of financial institutions, or financial guaranty assurance agencies. At November 30, 2000, the percentage invested in such obligations amounted to:

New York....................................................        99%
California II...............................................        98%
Connecticut.................................................        89%
Florida.....................................................        99%
Massachusetts...............................................        97%
Michigan....................................................       100%
New Jersey..................................................        75%
Ohio........................................................        97%
Pennsylvania................................................        87%
Virginia....................................................       103%

(5)  COMPONENTS OF NET ASSETS
--------------------------------------------------------------------------------

     At November 30, 2000, the components of each Fund's net assets was as follows:

                                   NEW YORK    CALIFORNIA II  CONNECTICUT    FLORIDA    MASSACHUSETTS
                                 ------------  -------------  -----------  -----------  -------------
      Par Value................  $    232,399  $    118,051   $    39,105  $   29,430    $    16,085
      Paid-in-Capital..........   232,166,495   117,932,674    39,065,764  29,400,406     16,069,227
                                 ------------  ------------   -----------  -----------   -----------
      Net Assets...............  $232,398,894  $118,050,725   $39,104,869  $29,429,836   $16,085,312
                                 ============  ============   ===========  ===========   ===========

                                   MICHIGAN     NEW JERSEY       OHIO      PENNSYLVANIA    VIRGINIA
                                 ------------  -------------  -----------  ------------  -------------
      Par Value................  $      2,264  $     66,705   $     8,406  $    20,421    $     3,444
      Paid-in-Capital..........     2,261,640    66,638,468     8,397,636   20,400,147      3,440,426
                                 ------------  ------------   -----------  -----------    -----------
      Net Assets...............  $  2,263,904  $ 66,705,173   $ 8,406,042  $20,420,568    $ 3,443,870
                                 ============  ============   ===========  ===========    ===========

(6)  FINANCIAL HIGHLIGHTS:
--------------------------------------------------------------------------------
     Contained below is per share operating performance data for a share of beneficial interest outstanding for each of the periods as indicated.

                                                          FOR THE
                                                        SIX MONTHS
                                                           ENDED                       FISCAL YEAR ENDED MAY 31,
                                                       NOVEMBER 30,    ----------------------------------------------------------
                                                          2000(A)         2000        1999        1998        1997        1996
                                                      ---------------  ----------  ----------  ----------  ----------  ----------
      NEW YORK TAX-EXEMPT FUND
      -------------------------------------------
      Net asset value at beginning of period........      $1.0000       $1.0000     $1.0000     $1.0000     $1.0000     $1.0000
                                                          -------       -------     -------     -------     -------     -------
      Net investment income from investment
        operations..................................       0.0157        0.0258      0.0222      0.0268      0.0247      0.0276
      Less dividends from net investment income.....      (0.0157)      (0.0258)    (0.0222)    (0.0268)    (0.0247)    (0.0276)
                                                          -------       -------     -------     -------     -------     -------
      Net asset value at end of period..............      $1.0000       $1.0000     $1.0000     $1.0000     $1.0000     $1.0000
                                                          =======       =======     =======     =======     =======     =======
      Total Return..................................         3.13%(b)      2.58%       2.22%       2.68%       2.47%       2.76%
      RATIOS/SUPPLEMENTAL DATA
      -------------------------------------------
      Net assets end of period (millions)...........      $ 232.4       $ 228.4     $ 186.0     $ 171.2     $ 153.2     $ 125.5
      Ratio of expenses to average net assets.......         1.00%(b)      1.00%       1.00%       0.94%       1.04%       1.04%
      Ratio of net investment income to average net
        assets......................................         3.13%(b)      2.55%       2.19%       2.63%       2.43%       2.72%

                                                    FOR THE
                                                  SIX MONTHS     FISCAL YEAR
                                                     ENDED          ENDED
                                                 NOVEMBER 30,      MAY 31,
                                                    2000(A)        2000(C)
                                                ---------------  -----------

      CALIFORNIA II TAX-EXEMPT FUND
      ----------------------------------------
      Net asset value at beginning of
        period................................      $1.0000        $1.0000
                                                    -------        -------
      Net investment income from investment
        operations............................       0.0135         0.0208
      Less dividends from net investment
        income................................      (0.0135)       (0.0208)
                                                    -------        -------
      Net asset value at end of period........      $1.0000        $1.0000
                                                    =======        =======
      Total Return............................         2.69%(b)       2.27%(b)
      RATIOS/SUPPLEMENTAL DATA
      ----------------------------------------
      Net assets end of period (millions).....      $ 118.1        $  91.4
      Ratio of expenses to average net
        assets................................         1.00%(b)       1.00%(b)(d)
      Ratio of net investment income to
        average net assets....................         2.69%(b)       2.27%(b)(d)

---------------

(a)  Unaudited.
(b)  Annualized.
(c)  From July 2, 1999 (Commencement of Operations) to May 31, 2000.
(d) Due to the voluntary waiver of certain expenses by RMCI for certain funds, the actual expense ratios and net investment income amounted to 0.96% and 2.31% respectivly for year ended May 31, 2000.

--------------------------------------------------------------------------------

                                                          FOR THE
                                                        SIX MONTHS
                                                           ENDED                       FISCAL YEAR ENDED MAY 31,
                                                       NOVEMBER 30,    ----------------------------------------------------------
                                                          2000(A)         2000        1999        1998        1997        1996
                                                      ---------------  ----------  ----------  ----------  ----------  ----------

      CONNECTICUT TAX-EXEMPT FUND
      -------------------------------------------
      Net asset value at beginning of period........      $1.0000       $1.0000     $1.0000     $1.0000     $1.0000     $1.0000
                                                          -------       -------     -------     -------     -------     -------
      Net investment income from investment
        operations..................................       0.0150        0.0248      0.0221      0.0267      0.0243      0.0266
      Less dividends from net investment income.....      (0.0150)      (0.0248)    (0.0221)    (0.0267)    (0.0243)    (0.0266)
                                                          -------       -------     -------     -------     -------     -------
      Net asset value at end of period..............      $1.0000       $1.0000     $1.0000     $1.0000     $1.0000     $1.0000
                                                          =======       =======     =======     =======     =======     =======
      Total Return..................................         2.99%(b)      2.48%       2.21%       2.67%       2.43%       2.66%
      RATIOS/SUPPLEMENTAL DATA
      -------------------------------------------
      Net assets end of period (millions)...........      $  39.1       $  51.1     $  55.4     $  36.8     $  33.5     $  34.8
      Ratio of expenses to average net assets.......         1.00%(b)      1.00%       1.00%       0.89%       0.97%       1.01%
      Ratio of net investment income to average net
        assets......................................         2.99%(b)      2.42%       2.17%       2.64%       2.39%       2.61%

                                   FOR THE
                                  SIX MONTHS
                                    ENDED              FISCAL YEAR ENDED MAY 31,
                                 NOVEMBER 30,  ------------------------------------------
                                   2000(A)       2000       1999       1998      1997(C)
                                 ------------  ---------  ---------  ---------  ---------

      FLORIDA TAX-EXEMPT FUND
      -------------------------
      Net asset value at
        beginning of period....    $1.0000      $1.0000    $1.0000    $1.0000    $1.0000
                                   -------      -------    -------    -------    -------
      Net investment income
        from investment
        operations.............     0.0163       0.0272     0.0237     0.0269     0.0228
      Less dividends from net
        investment income......    (0.0163)     (0.0272)   (0.0237)   (0.0269)   (0.0228)
                                   -------      -------    -------    -------    -------
      Net asset value at end of
        period.................    $1.0000      $1.0000    $1.0000    $1.0000    $1.0000
                                   =======      =======    =======    =======    =======
      Total Return.............       3.25%(b)     2.72%      2.37%      2.69%      2.42%(b)
      RATIOS/SUPPLEMENTAL DATA
      -------------------------
      Net assets end of period
        (millions).............    $  29.4      $  28.9    $  22.6    $  10.8    $   4.1
      Ratio of expenses to
        average net assets.....       1.00%(b)     1.00%      1.00%      0.94%      1.04%(b)
      Ratio of net investment
        income to average net
        assets.................       3.25%(b)     2.68%      2.30%      2.62%      2.39%(b)

---------------

(a)  Unaudited
(b)  Annualized
(c)  From June 24, 1996 (Commencement of Operations) to May 31, 1997.

--------------------------------------------------------------------------------

                                                            FOR THE
                                                           SIX MONTHS
                                                             ENDED                    FISCAL YEAR ENDED MAY 31,
                                                          NOVEMBER 30,  -----------------------------------------------------
                                                            2000(A)       2000       1999       1998       1997       1996
                                                          ------------  ---------  ---------  ---------  ---------  ---------

      MASSACHUSETTS TAX-EXEMPT FUND
      -------------------------------------------
      Net asset value at beginning of period............    $1.0000      $1.0000    $1.0000    $1.0000    $1.0000    $1.0000
                                                            -------      -------    -------    -------    -------    -------
      Net investment income from investment
        operations......................................     0.0155       0.0256     0.0220     0.0284     0.0259     0.0276
      Less dividends from net investment income.........    (0.0155)     (0.0256)   (0.0220)   (0.0284)   (0.0259)   (0.0276)
                                                            -------      -------    -------    -------    -------    -------
      Net asset value at end of period..................    $1.0000      $1.0000    $1.0000    $1.0000    $1.0000    $1.0000
                                                            =======      =======    =======    =======    =======    =======
      Total Return......................................       3.10%(b)     2.56%      2.20%      2.84%      2.59%      2.76%
      RATIOS/SUPPLEMENTAL DATA
      -------------------------------------------
      Net assets end of period (millions)...............    $  16.1      $  16.1    $  19.9    $  25.4    $  13.0    $   9.0
      Ratio of expenses to average net assets...........       1.00%(b)     1.00%      1.00%      0.75%      0.83%(b)     0.90%(d)
      Ratio of net investment income to average net
        assets..........................................       3.10%(b)     2.55%      2.17%      2.78%      2.54%(b)     2.66%(d)

                                                            FOR THE
                                                           SIX MONTHS    FISCAL YEAR ENDED
                                                             ENDED            MAY 31,
                                                          NOVEMBER 30,  --------------------
                                                            2000(A)       2000      1999(C)
                                                          ------------  ---------  ---------

      MICHIGAN TAX-EXEMPT FUND
      --------------------------------------------------
      Net asset value at beginning of period............    $1.0000      $1.0000    $1.0000
                                                            -------      -------    -------
      Net investment income from investment
        operations......................................     0.0161       0.0263     0.0118
      Less dividends from net investment income.........    (0.0161)     (0.0263)   (0.0118)
                                                            -------      -------    -------
      Net asset value at end of period..................    $1.0000      $1.0000    $1.0000
                                                            =======      =======    =======
      Total Return......................................       3.21%(b)     2.63%      2.55%(b)
      RATIOS/SUPPLEMENTAL DATA
      --------------------------------------------------
      Net assets end of period (millions)...............    $   2.3      $   2.2    $   1.2
      Ratio of expenses to average net assets...........       1.00%(b)     1.00%      1.00%(b)(d)
      Ratio of net investment income to average net
        assets..........................................       3.22%(b)     2.60%      2.02%(b)(d)

---------------

(a)  Unaudited.
(b)  Annualized.
(c)  From December 14, 1998 (Commencement of Operations) to May 31, 1999.
(d) Due to the voluntary waiver of certain expenses by RMCI for certain funds, the actual expense ratios and net investment income amounted to:

                                                         NET
                                     FISCAL  EXPENSE  INVESTMENT
FUND                                  YEAR    RATIO     INCOME
----                                 ------  -------  ----------

Massachusetts......................   1997     0.79%       2.58%
                                      1996     0.84        2.71
Michigan...........................   1999     0.49        2.53

--------------------------------------------------------------------------------

                                                            FOR THE
                                                           SIX MONTHS
                                                             ENDED                    FISCAL YEAR ENDED MAY 31,
                                                          NOVEMBER 30,  -----------------------------------------------------
                                                            2000(A)       2000       1999       1998       1997       1996
                                                          ------------  ---------  ---------  ---------  ---------  ---------

      NEW JERSEY TAX-EXEMPT FUND
      -------------------------------------------
      Net asset value at beginning of period............    $1.0000      $1.0000    $1.0000    $1.0000    $1.0000    $1.0000
                                                            -------      -------    -------    -------    -------    -------
      Net investment income from investment
        operations......................................     0.0154       0.0249     0.0223     0.0254     0.0236     0.0263
      Less dividends from net investment income.........    (0.0154)     (0.0249)   (0.0223)   (0.0254)   (0.0236)   (0.0263)
                                                            -------      -------    -------    -------    -------    -------
      Net asset value at end of period..................    $1.0000      $1.0000    $1.0000    $1.0000    $1.0000    $1.0000
                                                            =======      =======    =======    =======    =======    =======
      Total Return......................................       3.08%(b)     2.49%      2.23%      2.54%      2.36%      2.63%
      RATIOS/SUPPLEMENTAL DATA
      -------------------------------------------
      Net assets end of period (millions)...............    $  66.7      $  44.4    $  41.3    $  37.6    $  39.5    $  41.0
      Ratio of expenses to average net assets...........       1.00%(b)     1.05%      1.00%      0.99%      1.06%      1.04%
      Ratio of net investment income to average net
        assets..........................................       3.08%(b)     2.46%      2.17%      2.50%      2.33%      2.59%

                                                            FOR THE
                                                           SIX MONTHS
                                                             ENDED         FISCAL YEAR ENDED MAY 31,
                                                          NOVEMBER 30,  -------------------------------
                                                            2000(A)       2000       1999      1998(D)
                                                          ------------  ---------  ---------  ---------

      OHIO TAX-EXEMPT FUND
      --------------------------------------------------
      Net asset value at beginning of period............    $1.0000      $1.0000    $1.0000    $1.0000
                                                            -------      -------    -------    -------
      Net investment income from investment
        operations......................................     0.0164       0.0256     0.0236     0.0048
      Less dividends from net investment income.........    (0.0164)     (0.0256)   (0.0236)   (0.0048)
                                                            -------      -------    -------    -------
      Net asset value at end of period..................    $1.0000      $1.0000    $1.0000    $1.0000
                                                            =======      =======    =======    =======
      Total Return......................................       3.27%(b)     2.56%      2.36%      2.87%(b)
      RATIOS/SUPPLEMENTAL DATA
      --------------------------------------------------
      Net assets end of period (millions)...............    $   8.4      $   8.9    $   1.2    $   2.5
      Ratio of expenses to average net assets...........       1.00%(b)     1.00%      1.00%(c)     0.89%(b)(c)
      Ratio of net investment income to average net
        assets..........................................       3.27%(b)     2.95%      2.16%(c)     2.86%(b)(c)

---------------

(a)  Unaudited.
(b)  Annualized.
(c) Due to the voluntary waiver of certain expenses by RMCI for certain funds, the actual expense ratios and net investment income amounted to:

                                                         NET
                                     FISCAL  EXPENSE  INVESTMENT
FUND                                  YEAR    RATIO     INCOME
----                                 ------  -------  ----------

Ohio...............................   1999      .83%       2.32%

(d)  From April 1, 1998 (Commencement of Operations) to May 31, 1998.

--------------------------------------------------------------------------------

                                                            FOR THE
                                                           SIX MONTHS
                                                             ENDED         FISCAL YEAR ENDED MAY 31,
                                                          NOVEMBER 30,  -------------------------------
                                                            2000(A)       2000       1999      1998(C)
                                                          ------------  ---------  ---------  ---------

      PENNSYLVANIA TAX-EXEMPT FUND
      --------------------------------------------------
      Net asset value at beginning of period............    $1.0000      $1.0000    $1.0000    $1.0000
                                                            -------      -------    -------    -------
      Net investment income from investment
        operations......................................     0.0165       0.0276     0.0234     0.0189
      Less dividends from net investment income.........    (0.0165)     (0.0276)   (0.0234)   (0.0189)
                                                            -------      -------    -------    -------
      Net asset value at end of period..................    $1.0000      $1.0000    $1.0000    $1.0000
                                                            =======      =======    =======    =======
      Total Return......................................       3.30%(b)     2.76%      2.34%      2.64%(b)
      RATIOS/SUPPLEMENTAL DATA
      --------------------------------------------------
      Net assets end of period (millions)...............    $  20.4      $  21.1    $  16.9    $  13.2
      Ratio of expenses to average net assets...........       1.00%(b)     1.00%      1.00%      1.00%(b)
      Ratio of net investment income to average net
        assets..........................................       3.30%(b)     2.73%      2.28%      2.62%(b)

                                                            FOR THE
                                                           SIX MONTHS   FISCAL YEAR
                                                             ENDED         ENDED
                                                          NOVEMBER 30,    MAY 31,
                                                            2000(A)       2000(D)
                                                          ------------  -----------

      VIRGINIA TAX-EXEMPT FUND
      --------------------------------------------------
      Net asset value at beginning of period............    $1.0000       $1.0000
                                                            -------       -------
      Net investment income from investment
        operations......................................     0.0161        0.0075
      Less dividends from net investment income.........    (0.0161)      (0.0075)
                                                            -------       -------
      Net asset value at end of period..................    $1.0000       $1.0000
                                                            =======       =======
      Total Return......................................       3.21%(b)      3.08%(b)
      RATIOS/SUPPLEMENTAL DATA
      --------------------------------------------------
      Net assets end of period (millions)...............    $   3.4       $   2.1
      Ratio of expenses to average net assets...........       0.99%(b)      1.01%(b)(e)
      Ratio of net investment income to average net
        assets..........................................       3.21%(b)      3.19%(b)(e)

---------------

(a)  Unaudited.
(b)  Annualized.
(c)  From September 12, 1997 (Commencement of Operations) to May 31, 1998.
(d)  From March 3, 2000 (Commencement of Operations) to May 31, 2000.
(e) Due to the voluntary waiver of certain expenses by RMCI for certain funds, the actual expense ratios and net investment income amounted to 0.97% and 3.23% respectively for year ended May 31, 2000.